CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues		¥ 4,553,556	$ 623,835	¥ 2,960,813	¥ 2,498,214
Cost of revenues (including share-based compensation expenses of RMB42,490, RMB12,959 and RMB7,003 for the years ended December 31, 2022, 2023 and 2024, respectively)		(1,454,917)	(199,323)	(790,207)	(701,050)
Gross profit		3,098,639	424,512	2,170,606	1,797,164
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB6,659, RMB8,603 and RMB9,267 for the years ended December 31, 2022, 2023 and 2024,respectively)		(2,963,736)	(406,030)	(1,501,200)	(1,179,760)
Research and development expenses (including share-based compensation expenses of RMB39,172, RMB17,012 and RMB8,942 for the years ended December 31, 2022, 2023 and 2024, respectively)		(648,063)	(88,784)	(462,043)	(445,117)
General and administrative expenses (including share-based compensation expenses of RMB34,333, RMB19,779 and RMB28,005 for the years ended December 31, 2022, 2023 and 2024, respectively)		(668,673)	(91,608)	(356,369)	(290,339)
Total operating expenses		(4,280,472)	(586,422)	(2,319,612)	(1,915,216)
Loss from operations		(1,181,833)	(161,910)	(149,006)	(118,052)
Interest income		70,384	9,643	75,829	21,370
Realized gains from investments		25,302	3,466	31,230	42,264
Other income, net	[1]	45,825	6,278	54,471	51,885
(Loss)/income before provision for income tax and share of results of equity investees		(1,040,322)	(142,523)	12,524	(2,533)
Income tax benefits/(expenses)		(8,632)	(1,183)	(10,657)	15,705
Share of results of equity investees		0	(0)	(9,165)	0
Net income/(loss)		(1,048,954)	(143,706)	(7,298)	13,172
Net income/(loss) attributable to Gaotu Techedu Inc.'s ordinary shareholders		¥ (1,048,954)	$ (143,706)	¥ (7,298)	¥ 13,172
Net income/(loss) per ordinary share
Basic | (per share)		¥ (6.12)	$ (0.84)	¥ (0.04)	¥ 0.08
Diluted | (per share)		¥ (6.12)	$ (0.84)	¥ (0.04)	¥ 0.07
Weighted average shares used in net income/(loss) per share
Basic		171,412,125	171,412,125	173,725,790	172,254,080
Diluted		171,412,125	171,412,125	173,725,790	175,991,484
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Net income/(loss) per ordinary share
Basic | (per share)		¥ (4.08)	$ (0.56)	¥ (0.03)	¥ 0.05
Diluted | (per share)		¥ (4.08)	$ (0.56)	¥ (0.03)	¥ 0.05

[1]	The amount of other expenses for 2022, 2023 and 2024 have been combined with other income.